UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks PA, 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	621,370	$6,338
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	316,946	3,169
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	116,269	1,271
SEI Institutional Managed Trust Real Return Fund, Cl Y	107,817	1,057

Total Fixed Income Funds (Cost $12,091) ($ Thousands)		11,835

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	427,407	4,223
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	103,268	1,057
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	131,876	1,054

Total Multi-Asset Funds (Cost $6,691) ($ Thousands)		6,334

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	107,023	1,061

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	55,879	$850

Total Equity Funds (Cost $2,151) ($Thousands)		1,911

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 2.200%**	1,056,283	1,056

Total Money Market Fund (Cost $1,056) ($Thousands)		1,056

Total Investments in Securities — 100.0% (Cost $21,989) ($Thousands)		$21,136

Percentages are based on Net Assets of $21,133 ($ Thousands).

** Rate shown is the 7-day effective yield as of December 31, 2018.

Cl — Class

(A) On August 10, 2018, the shares of the U.S. Fixed Income Fund were transferred to the Core Fixed Income Fund as part of reorganization.

As of December 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2018, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2018	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 8,598	$ 1,411	$ (3,638)	$ —	$ (104)	$ 71	$ 6,338	$ 110
SEI Institutional Managed Trust Conservative Income, Cl Y	4,298	703	(1,832)	—	—	—	3,169	51
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	183	(230)	1,394	(19)	(57)	1,271	15
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,431	256	(602)	—	(5)	(23)	1,057	27
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,724	133	(519)	(1,394)	(20)	76	—	15
SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	5,734	919	(2,383)	—	(27)	(20)	4,223	26
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,434	266	(603)	—	1	(41)	1,057	30
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,436	287	(626)	—	(82)	39	1,054	21
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,439	385	(638)	—	8	(133)	1,061	32
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,154	335	(545)	—	15	(109)	850	25
SEI Daily Income Trust Government Fund, Cl F	1,432	232	(608)	—	—	—	1,056	14

Totals	$ 28,680	$ 5,110	$ (12,224)	$ -	$ (233)	$ (197)	$ 21,136	$ 366

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 60.0%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	90,917	$1,241
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	164,010	2,496

Total Equity Funds (Cost $3,718) ($ Thousands)		3,737

Fixed Income Fund — 40.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	382,523	2,494

Total Fixed Income Fund (Cost $2,731) ($ Thousands)		2,494

Total Investments in Securities — 100.0% (Cost $6,449) ($ Thousands)		$6,231

Percentages are based on Net Assets of $6,230 ($ Thousands).

Cl — Class

As of December 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2018, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 12/31/2018	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$ 2,028	$ 405	$ (1,060)	$ (83)	$ (49)	$ 1,241	$ 26
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,052	651	(1,901)	17	(323)	2,496	83
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,048	611	(1,959)	(145)	(61)	2,494	179

Totals	$ 10,128	$ 1,667	$ (4,920)	$ (211)	$ (433)	$ 6,231	$ 288

SEI Asset Allocation Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 51.0%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	334,095	$3,104
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,140,835	11,636
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	421,868	3,877
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	775,863	7,759
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	853,605	9,330
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	119,356	778
SEI Institutional Managed Trust Real Return Fund, Cl Y	316,686	3,103

Total Fixed Income Funds (Cost $40,903) ($ Thousands)		39,587

Multi-Asset Funds — 30.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	259,136	2,330
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,334,113	13,181
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	454,883	4,658

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	484,483	$3,871

Total Multi-Asset Funds (Cost $25,446) ($ Thousands)		24,040

Equity Funds — 18.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	864,192	8,564
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	358,934	5,463

Total Equity Funds (Cost $15,619) ($ Thousands)		14,027

Total Investments in Securities — 100.0% (Cost $81,968) ($ Thousands)		$77,654

Percentages are based on Net Assets of $77,637 ($ Thousands).

Cl — Class

(A) On August 10, 2018, the shares of the U.S. Fixed Income Fund were transferred to the Core Fixed Income Fund as part of a reorganization.

As of December 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2018, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2018	Dividend Income
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	$ 3,417	$ 185	$ (491)	$ —	$ (2)	$ (5)	$ 3,104	$ 58
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	12,811	691	(1,814)	—	(62)	10	11,636	201
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,273	758	(600)	—	(61)	(493)	3,877	105
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	8,540	449	(1,230)	—	—	—	7,759	125
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	245	(1,112)	10,671	(76)	(398)	9,330	117
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	854	108	(124)	—	(12)	(48)	778	47
SEI Institutional Managed Trust Real Return Fund, Cl Y	3,416	235	(468)	—	(8)	(72)	3,103	82
SEI Institutional Managed Trust U.S. Fixed Income Fund, CL Y	10,278	424	(408)	(10,671)	(7)	384	—	103
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,570	296	(329)	—	(7)	(200)	2,330	74
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	14,520	732	(1,921)	—	(32)	(118)	13,181	84
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	5,125	414	(701)	—	(8)	(172)	4,658	132
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4,274	369	(594)	—	(100)	(78)	3,871	81
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9,388	2,202	(1,938)	—	49	(1,137)	8,564	267
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	5,972	1,503	(1,380)	—	56	(688)	5,463	158

Totals	$ 85,438	$ 8,611	$ (13,110)	$ -	$ (270)	$ (3,015)	$ 77,654	$ 1,634

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 66.8%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	567,937	$7,752
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,069,238	16,274

Total Equity Funds (Cost $23,669) ($ Thousands)		24,026

Fixed Income Fund — 33.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,832,882	11,951

Total Fixed Income Fund (Cost $12,892) ($ Thousands)		11,951

Total Investments in Securities — 100.0% (Cost $36,561) ($ Thousands)		$35,977

Percentages are based on Net Assets of $35,966 ($ Thousands).

Cl — Class

As of December 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2018, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 12/31/2018	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$ 8,753	$ 1,678	$ (1,668)	$ (188)	$ (823)	$ 7,752	$ 138
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	17,741	2,504	(1,828)	65	(2,208)	16,274	487
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	12,960	1,324	(1,359)	(81)	(893)	11,951	759

Totals	$ 39,454	$ 5,506	$ (4,855)	$ (204)	$ (3,924)	$ 35,977	$ 1,384

SEI Asset Allocation Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 35.7%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,371,147	$13,986
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	564,504	5,244
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,141,803	10,493
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	2,565,676	28,043
SEI Institutional Managed Trust Real Return Fund, Cl Y	535,273	5,246

Total Fixed Income Funds (Cost $67,087) ($ Thousands)		63,012

Multi-Asset Funds — 34.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,939,060	26,422
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,770,265	17,490
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	856,589	8,772
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,091,622	8,722

Total Multi-Asset Funds (Cost $67,469) ($ Thousands)		61,406

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Equity Funds — 29.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,697,273	$26,730
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	353,534	7,286
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,190,016	18,112

Total Equity Funds (Cost $56,673) ($ Thousands)		52,128

Total Investments in Securities — 100.0% (Cost $191,229) ($ Thousands)		$176,546

Percentages are based on Net Assets of $176,503 ($ Thousands).

Cl — Class

(A) On August 10, 2018, the shares of the U.S. Fixed Income Fund were transferred to the Core Fixed Income Fund as part of a reorganization.

As of December 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2018	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$ 16,146	$ 629	$ (2,724)	$ —	$ (40)	$ (25)	$ 13,986	$ 247
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	6,052	242	(1,039)	—	(2)	(9)	5,244	100
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	12,146	1,363	(1,480)	—	(64)	(1,472)	10,493	288
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	946	(3,658)	32,393	(73)	(1,565)	28,043	361
SEI Institutional Managed Trust Real Return Fund, Cl Y	6,058	286	(960)	—	(5)	(133)	5,246	141
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	32,425	567	(1,917)	(32,393)	(13)	1,331	—	837
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	30,265	1,746	(3,188)	—	(34)	(2,367)	26,422	111
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	20,163	490	(2,951)	—	(3)	(209)	17,490	253
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	10,059	417	(1,353)	—	(10)	(341)	8,772	184
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	10,109	469	(1,455)	—	(222)	(179)	8,722	839
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	29,990	4,587	(4,403)	—	680	(4,124)	26,730	523
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,930	59	(3,992)	—	49	(46)	—	198
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	3,950	5,714	(1,160)	—	41	(1,259)	7,286	315
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	19,956	3,926	(3,690)	—	1,646	(3,726)	18,112	11

Totals	$ 201,249	$ 21,441	$ (33,970)	$ -	$ 1,950	$ (14,124)	$ 176,546	$ 4,408

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 82.0%
SEI Institutional International Trust International Equity Fund, Cl Y	745,235	$7,094
SEI Institutional Managed Trust Real Estate Fund, Cl Y	519,472	7,091
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	605,911	14,221
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,387,597	36,339

Total Equity Funds (Cost $51,344) ($ Thousands)		64,745

Fixed Income Fund — 18.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,179,823	14,213

Total Fixed Income Fund (Cost $15,889) ($ Thousands)		14,213

Total Investments in Securities — 100.0% (Cost $67,233) ($ Thousands)		$78,958

Percentages are based on Net Assets of $78,937 ($ Thousands).

Cl — Class

As of December 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2018	Dividend Income
SEI Institutional International Trust International Equity Fund, Cl Y	$ 8,299	$ 1,077	$ (891)	$ 34	$(1,425)	$ 7,094	$ 143
SEI Institutional Managed Trust Real Estate Fund, Cl Y	8,336	1,643	(2,001)	(220)	(667)	7,091	128
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	16,467	975	(2,173)	506	(1,554)	14,221	189
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	42,479	5,315	(6,858)	266	(4,863)	36,339	1,110
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	16,557	1,719	(2,903)	(248)	(912)	14,213	933

Totals	$ 92,138	$ 10,729	$ (14,826)	$ 338	$ (9,421)	$ 78,958	$ 2,503

SEI Asset Allocation Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 63.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,261,677	$13,172
SEI Institutional International Trust International Equity Fund, Cl Y	4,152,128	39,528
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,342,103	15,099
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,334,748	39,683
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,161,463	11,336

Total Equity Funds (Cost $123,612) ($ Thousands)		118,818

Multi-Asset Fund — 19.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	4,184,438	37,618

Total Multi-Asset Fund (Cost $41,881) ($ Thousands)		37,618

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,225,654	11,264

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	861,441	$9,416
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,734,503	11,309

Total Fixed Income Funds (Cost $34,966) ($ Thousands)		31,989

Total Investments in Securities — 100.0% (Cost $200,459) ($ Thousands)		$188,425

Percentages are based on Net Assets of $188,360 ($ Thousands).

Cl — Class

(A) On August 10, 2018, the shares of the U.S. Fixed Income Fund were transferred to the Core Fixed Income Fund as part of a reorganization.

As of December 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 15,940	$ 2,090	$ (1,397)	$ —	$ (225)	$ (3,236)	$ 13,172	$ 136
SEI Institutional International Trust International Equity Fund, Cl Y	48,346	2,983	(3,779)	—	197	(8,219)	39,528	797
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	18,205	1,161	(3,084)	—	449	(1,632)	15,099	341
SEI Institutional Managed Trust Large Cap Fund, Cl Y	47,477	8,462	(8,585)	—	847	(8,518)	39,683	1,186
SEI Institutional Managed Trust Small Cap Fund, Cl Y	13,570	2,989	(2,489)	—	334	(3,068)	11,336	506
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	46,508	2,318	(7,582)	—	(901)	(2,725)	37,618	1,180
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	14,031	2,170	(3,150)	—	(323)	(1,464)	11,264	332
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	302	(2,286)	12,146	(171)	(575)	9,416	130
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	13,958	1,223	(2,962)	—	(297)	(613)	11,309	756
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	11,699	528	(704)	(12,146)	(20)	643	—	114

Totals	$ 229,734	$ 24,226	$ (36,018)	$ -	$ (110)	$ (29,407)	$ 188,425	$ 5,478

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	130,153	$1,359
SEI Institutional International Trust International Equity Fund, Cl Y	1,141,847	10,870
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,621,063	38,046
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	514,696	9,512

Total Equity Funds (Cost $41,179) ($ Thousands)		59,787

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	295,712	2,718
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	833,619	5,435

Total Fixed Income Funds (Cost $9,062) ($ Thousands)		8,153

Total Investments in Securities — 100.0% (Cost $50,241) ($ Thousands)		$67,940

Percentages are based on Net Assets of $67,922 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 1,513	$ 286	$ (101)	$ (21)	$ (318)	$ 1,359	$ 14
SEI Institutional International Trust International Equity Fund, Cl Y	12,233	1,475	(646)	64	(2,256)	10,870	221
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	42,137	1,470	(2,538)	484	(3,507)	38,046	505
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	10,617	1,632	(659)	283	(2,361)	9,512	37
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,085	515	(482)	(48)	(352)	2,718	74
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,150	587	(837)	(112)	(353)	5,435	361

Totals	$ 75,735	$ 5,965	$ (5,263)	$ 650	$ (9,147)	$ 67,940	$ 1,212

SEI Asset Allocation Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 34.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	485,171	$4,459
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	2,042,167	22,321
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	685,675	4,470

Total Fixed Income Funds (Cost $32,378) ($ Thousands)		31,250

Multi-Asset Funds — 32.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,003,996	18,016
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	436,953	4,474
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	889,316	7,106

Total Multi-Asset Funds (Cost $32,606) ($ Thousands)		29,596

Equity Funds — 32.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	259,252	2,707

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional International Trust International Equity Fund, Cl Y	948,740	$9,032
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	408,698	4,598
SEI Institutional Managed Trust Large Cap Fund, Cl Y	850,216	10,117
SEI Institutional Managed Trust Small Cap Fund, Cl Y	282,700	2,759

Total Equity Funds (Cost $27,991) ($ Thousands)		29,213

Total Investments in Securities — 100.0% (Cost $92,975) ($ Thousands)		$90,059

Percentages are based on Net Assets of $90,036 ($ Thousands).

Cl — Class

(A) On August 10, 2018, the shares of the U.S. Fixed Income Fund were transferred to the Core Fixed Income Fund as part of a reorganization.

As of December 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$ 5,309	$ 775	$ (947)	$ —	$ (94)	$ (584)	$ 4,459	$ 127
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	600	(4,021)	26,525	(241)	(542)	22,321	297
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,292	384	(850)	—	(10)	(346)	4,470	291
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	26,634	809	(1,435)	(26,525)	(84)	601	—	262
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	21,209	881	(2,400)	—	(91)	(1,583)	18,016	571
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	5,279	239	(858)	—	(13)	(173)	4,474	134
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	8,490	357	(1,410)	—	(251)	(80)	7,106	151
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	3,111	571	(306)	—	(33)	(636)	2,707	28
SEI Institutional International Trust International Equity Fund, Cl Y	10,503	1,371	(1,097)	—	61	(1,806)	9,032	183
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	5,167	794	(1,021)	—	136	(478)	4,598	107
SEI Institutional Managed Trust Large Cap Fund, Cl Y	11,295	3,142	(2,467)	—	138	(1,991)	10,117	290
SEI Institutional Managed Trust Small Cap Fund, Cl Y	3,089	1,003	(700)	—	43	(676)	2,759	119

Totals	$ 105,378	$ 10,926	$ (17,512)	$ -	$ (439)	$ (8,294)	$ 90,059	$ 2,560

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	50,760	$530
SEI Institutional International Trust International Equity Fund, Cl Y	444,610	4,233
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	632,579	14,846
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	198,103	3,661

Total Equity Funds (Cost $16,331) ($ Thousands)		23,270

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	115,117	1,058
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	324,559	2,116

Total Fixed Income Funds (Cost $3,465) ($ Thousands)		3,174

Total Investments in Securities — 100.0% (Cost $19,796) ($ Thousands)		$26,444

Percentages are based on Net Assets of $26,438 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 3/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 577	$ 192	$ (107)	$ (9)	$ (123)	$ 530	$ 6
SEI Institutional International Trust International Equity Fund, Cl Y	4,614	1,072	(602)	(16)	(835)	4,233	87
SEI Institutional Managed Trust Tax Managed Large Cap Fund, Cl Y	16,149	1,729	(1,856)	143	(1,319)	14,846	195
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	4,038	864	(423)	50	(868)	3,661	14
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,151	356	(296)	(29)	(124)	1,058	28
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,305	539	(553)	(48)	(127)	2,116	138

Totals	$ 28,834	$4,752	$ (3,837)	$ 91	$ (3,396)	$ 26,444	$ 468

SEI Asset Allocation Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 44.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	881,491	$9,203
SEI Institutional International Trust International Equity Fund, Cl Y	3,633,122	34,587
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,224,743	13,779
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,088,634	36,755
SEI Institutional Managed Trust Small Cap Fund, Cl Y	707,294	6,903

Total Equity Funds (Cost $104,838) ($ Thousands)		101,227

Multi-Asset Funds — 31.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	5,093,827	45,793
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	893,444	9,149
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,277,820	18,200

Total Multi-Asset Funds (Cost $82,844) ($ Thousands)		73,142

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 24.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,243,624	$11,429
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	2,933,315	32,061
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,759,372	11,471

Total Fixed Income Funds (Cost $58,435) ($ Thousands)		54,961

Total Investments in Securities — 100.0% (Cost $246,117) ($ Thousands)		$229,330

Percentages are based on Net Assets of $229,260 ($ Thousands).

Cl — Class

(A) On August 10, 2018, the shares of the U.S. Fixed Income Fund were transferred to the Core Fixed Income Fund as part of a reorganization.

As of December 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Merger	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 11,089	$1,539	$ (1,082)	$ (161)	$ —	$ (2,182)	$ 9,203	$ 95
SEI Institutional International Trust International Equity Fund, Cl Y	41,786	3,601	(3,968)	331	—	(7,163)	34,587	698
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	16,795	1,656	(3,612)	376	—	(1,436)	13,779	323
SEI Institutional Managed Trust Large Cap Fund, Cl Y	44,566	9,387	(10,238)	686	—	(7,646)	36,755	1,087
SEI Institutional Managed Trust Small Cap Fund, Cl Y	8,311	2,202	(1,963)	36	—	(1,683)	6,903	306
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	55,496	2,237	(7,612)	(713)	—	(3,615)	45,793	1,444
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	11,018	555	(2,037)	(55)	—	(332)	9,149	281
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	22,049	958	(3,966)	(684)	—	(157)	18,200	381
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	13,810	1,535	(2,132)	(306)	—	(1,478)	11,429	332
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	1,337	(6,937)	(498)	39,389	(1,230)	32,061	433
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	13,774	1,137	(2,522)	(256)	—	(662)	11,471	756
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	38,670	1,027	(1,625)	(39)	(39,389)	1,356	—	386

Totals	$ 277,364	$ 27,171	$ (47,694)	$ (1,283)	$ -	$ (26,228)	$ 229,330	$ 6,522

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	229,491	$2,396
SEI Institutional International Trust International Equity Fund, Cl Y	2,013,218	19,166
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,858,576	67,091
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	907,859	16,777

Total Equity Funds (Cost $72,238) ($ Thousands)		105,430

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	522,312	4,800
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,469,739	9,582

Total Fixed Income Funds (Cost $16,077) ($ Thousands)		14,382

Total Investments in Securities — 100.0% (Cost $88,315) ($ Thousands)		$119,812

Percentages are based on Net Assets of $119,782 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 2,693	$ 398	$ (101)	$ (19)	$ (575)	$ 2,396	$ 25
SEI Institutional International Trust International Equity Fund, Cl Y	21,685	1,992	(701)	114	(3,924)	19,166	383
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	75,346	3,504	(6,684)	1,457	(6,532)	67,091	889
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	18,881	2,785	(1,341)	658	(4,206)	16,777	64
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	5,441	716	(642)	(87)	(628)	4,800	133
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,878	965	(1,469)	(167)	(625)	9,582	627

Totals	$ 134,924	$ 10,360	$ (10,938)	$ 1,956	$ (16,490)	$ 119,812	$ 2,121

SEI Asset Allocation Trust / Quarterly Report / December 31, 2018	1

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 27, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: February 27, 2019